Equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 524	€ 612	€ 256
Debit part of comprehensive income attributable to non-controlling interests	(37)	(31)	(98)
Total part of comprehensive income attributable to non-controlling interests	487	580	158
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	263	263	176
Orange Polska [Member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	114	215
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	19	13	25
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	52	55	39
Romania
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	(31)
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests		(22)	(50)
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	39	27
Debit part of comprehensive income attributable to non-controlling interests			(3)
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 24	€ 23
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests			€ (35)